Financial Instruments - Sensitivity Analysis of Market Risks (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FEMSA Entity Excluding Coca-Cola FEMSA [Member] | Cross-currency swaps [member] | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	(19.00%)	9.00%	13.00%
Effect on profit or loss from decrease in exchange rate	$ (6,381)	$ (1,805)	$ (2,706)
Increase in exchange rate, as a percent	19.00%	9.00%	13.00%
Effect on profit or loss from increase in exchange rate	$ 6,381	$ 1,805	$ 2,706
FEMSA Entity Excluding Coca-Cola FEMSA [Member] | Cross-currency swaps [member] | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	16.00%	10.00%	12.00%
Effect on profit or loss from decrease in exchange rate	$ (426)	$ (286)	$ (283)
Increase in exchange rate, as a percent	16.00%	10.00%	12.00%
Effect on profit or loss from increase in exchange rate	$ 426	$ 286	$ 283
FEMSA Entity Excluding Coca-Cola FEMSA [Member] | Cross-currency swaps [member] | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	13.00%	11.00%	10.00%
Effect on profit or loss from decrease in exchange rate	$ (717)	$ (546)	$ (368)
Increase in exchange rate, as a percent	13.00%	11.00%	10.00%
Effect on profit or loss from increase in exchange rate	$ 717	$ 546	$ 368
FEMSA Entity Excluding Coca-Cola FEMSA [Member] | Cross-currency swaps [member] | MXN/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	19.00%	13.00%	15.00%
Effect on profit or loss from decrease in exchange rate	$ (238)	$ (177)	$ (27)
Increase in exchange rate, as a percent	19.00%	13.00%	15.00%
Effect on profit or loss from increase in exchange rate	$ 238	$ 177	$ 27
FEMSA Entity Excluding Coca-Cola FEMSA [Member] | Net Cash In Foreign Currency [Member] | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	18.00%	9.00%	12.00%
Effect on profit or loss from decrease in exchange rate	$ (8,827)	$ (3,833)	$ (8,596)
Increase in exchange rate, as a percent	18.00%	9.00%	12.00%
Effect on profit or loss from increase in exchange rate	$ 8,827	$ 3,833	$ 8,596
Coca-Cola FEMSA [member] | Cross-currency swaps [member] | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	21.00%	13.00%	16.00%
Effect on equity from decrease in exchange rate	$ (2,161)	$ (645)	$ (9,068)
Increase in exchange rate, as a percent	21.00%	13.00%	16.00%
Effect on equity from increase in exchange rate	$ 2,161	$ 645	$ 9,068
Coca-Cola FEMSA [member] | Cross-currency swaps [member] | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	19.00%	9.00%	13.00%
Effect on equity from decrease in exchange rate	$ (5,507)	$ (2,315)	$ (3,130)
Increase in exchange rate, as a percent	19.00%	9.00%	13.00%
Effect on equity from increase in exchange rate	$ 5,507	$ 2,315	$ 3,130
Coca-Cola FEMSA [member] | Net Cash In Foreign Currency [Member] | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	18.00%	8.00%	13.00%
Effect on profit or loss from decrease in exchange rate	$ (5,755)	$ (940)	$ (1,868)
Increase in exchange rate, as a percent	18.00%	8.00%	13.00%
Effect on profit or loss from increase in exchange rate	$ 5,755	$ 940	$ 1,868
Commodity price risk [member] | Coca-Cola FEMSA [member] | Commodity price contracts [Member] | Sugar Price Contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in commodity price, as a percent	32.00%	24.00%	30.00%
Effect on equity from change in commodity price	$ (515)	$ (255)	$ (341)
Commodity price risk [member] | Coca-Cola FEMSA [member] | Commodity price contracts [Member] | Aluminum price contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in commodity price, as a percent	16.00%	15.00%	22.00%
Effect on equity from change in commodity price	$ (289)	$ (1,164)	$ (55)
Foreign currency risk [member] | FEMSA Entity Excluding Coca-Cola FEMSA [Member] | Foreign exchange forward contracts [member] | MXN/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	19.00%	(9.00%)	(12.00%)
Effect on equity from decrease in exchange rate	$ (327)	$ (57)	$ (116)
Increase in exchange rate, as a percent	19.00%	9.00%	12.00%
Effect on equity from increase in exchange rate	$ 327	$ 57	$ 116
Foreign currency risk [member] | FEMSA Entity Excluding Coca-Cola FEMSA [Member] | Foreign exchange forward contracts [member] | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	21.00%	(13.00%)
Effect on equity from decrease in exchange rate	$ (240)	$ (202)
Increase in exchange rate, as a percent	21.00%	13.00%
Effect on equity from increase in exchange rate	$ 240	$ 202
Foreign currency risk [member] | Coca-Cola FEMSA [member] | Foreign exchange forward contracts [member] | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	(21.00%)	(13.00%)	(16.00%)
Effect on equity from decrease in exchange rate	$ (357)	$ (155)	$ (413)
Increase in exchange rate, as a percent	21.00%	13.00%	16.00%
Effect on equity from increase in exchange rate	$ 357	$ 155	$ 413
Foreign currency risk [member] | Coca-Cola FEMSA [member] | Foreign exchange forward contracts [member] | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	(19.00%)	(9.00%)	(13.00%)
Effect on equity from decrease in exchange rate	$ (884)	$ (739)	$ (668)
Increase in exchange rate, as a percent	19.00%	9.00%	13.00%
Effect on equity from increase in exchange rate	$ 884	$ 739	$ 668
Foreign currency risk [member] | Coca-Cola FEMSA [member] | Foreign exchange forward contracts [member] | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	(16.00%)	10.00%	(12.00%)
Effect on equity from decrease in exchange rate	$ (142)	$ (54)	$ (2)
Increase in exchange rate, as a percent	16.00%	10.00%	12.00%
Effect on equity from increase in exchange rate	$ 142	$ 54	$ 2
Foreign currency risk [member] | Coca-Cola FEMSA [member] | Foreign exchange forward contracts [member] | URY/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	(9.00%)	(5.00%)	(8.00%)
Effect on equity from decrease in exchange rate	$ (21)	$ (23)	$ (46)
Increase in exchange rate, as a percent	9.00%	5.00%	8.00%
Effect on equity from increase in exchange rate	$ 21	$ 23	$ 46
Foreign currency risk [member] | Coca-Cola FEMSA [member] | Foreign exchange forward contracts [member] | ARS/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	(2.00%)	(25.00%)	(27.00%)
Effect on equity from decrease in exchange rate	$ (2)	$ (88)	$ (522)
Increase in exchange rate, as a percent	2.00%	25.00%	27.00%
Effect on equity from increase in exchange rate	$ 2	$ 88	$ 522